500 Index Trust Investment Risks	Dec. 31, 2024
500 Index Trust | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-diversified risk. To the extent the fund is non-diversified, adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.